EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2023
Events after reporting date [Abstract]
EVENTS AFTER THE REPORTING PERIOD
41	EVENTS AFTER THE REPORTING PERIOD

a)	On 17 January 2024, the ship IVS Kingbird was contracted for sale for US$10,395,000. The vessel delivered to her new owners on 1 February 2024.

b)	On 6 February 2024, the ship HB Imabari delivered to the Group. The final installment was funded by the drawdown of a US$20,200,000 loan facility with IYO Bank on 2 February 2024.

c)	On 23 February 2024, the ship IVS Ibis was contracted for sale for US$11,700,000. The vessel delivered to her new owners on 26 March 2024.

d)
On 29 February 2024, Grindrod Shipping, as parent guarantor and GSPL as borrower entered into a US$
83,000,000
senior secured revolving loan facility with Nordea Bank ABP, Filial I Norge as facility agent and security agent and Nordea Bank ABP, Filial I Norge (“Nordea”) and Skandinaviska Enskilda Banken AB (Publ), Singapore Branch (“SEB”) as lenders relating to eight vessels. The facility has an additional US$30,000,000 that can be accessed as an accordion facility during the 36 months prior to the facility maturing. The facility was drawn in full on 8 March 2024, for the purpose of refinancing the existing indebtedness (the US$114.1 Million Senior Secured Credit Facility Note 24).

e)
On 11 March 2024, we entered into a contract to sell the ship,
IVS Naruo
, for US$22,500,000 with delivery to her new owners planned on or before 30 June 2024. Following delivery to the new owners,
IVS Naruo
will be chartered-in for 11 to 13 months and has two one-year options to extend the charter with a purchase option available from the end of the second optional year (provided the charter option is exercised) of US$25,000,000.